RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)					1 Months Ended			3 Months Ended		6 Months Ended			12 Months Ended
	Feb. 08, 2022	Dec. 01, 2021	Dec. 22, 2020	Nov. 01, 2016	Feb. 08, 2022	Dec. 31, 2021	Jan. 28, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Non qualified stock options, total													504,000,000
Vesting period, descriptions					These options vest 1/36th per month over thirty-six months	These options vest 84,000,000 shares in month 6 and 14,000,000 shares per month in each of the 30 months thereafter	These options vest 1/36th per month over thirty-six months						The options vest over a 36-month period with 84,000,000 options vesting at the end of month 6 and 14,000,000 options vesting in months 7 through the end of month 36. The options vest 100% upon a sale of the company
Shares vesting exercise price								$ 0.0011		$ 0.0011
Chief Executive Officer and Chief Financial Officer [Member] | Written Consulting Agreement [Member]
Related Party Transaction [Line Items]
Compensation expense				$ 10,000
Accrued compensation expense										$ 30,000	$ 30,000
Mr. Beifuss [Member] | Written Consulting Agreement [Member]
Related Party Transaction [Line Items]
Accrued compensation expense											120,000	$ 120,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Shares vesting rights, description	1/36th per month
Shares vesting exercise price	$ 0.0081				$ 0.0081
Shares granted to consultant	75,000,000				75,000,000
Chief Executive Officer [Member] | Written Consulting Agreement [Member]
Related Party Transaction [Line Items]
Shares granted			205,000,000
Shares vesting rights, description			1/36th per month
Shares vesting exercise price			$ 0.017
Compensation paid			$ 25,000,000
Chief Executive Officer [Member] | Independent Contractor Agreement [Member]
Related Party Transaction [Line Items]
Compensation expense		$ 20,000											$ 20,000
Accrued compensation expense								$ 60,000	$ 60,000	$ 120,000	$ 120,000
Shares granted		504,000,000
Shares granted vesting period		36 months
Shares vested percentage		100.00%
Chief Executive Officer [Member] | Independent Contractor Agreement [Member] | ShareBased Compensation Award At The End of 6 Month [Member]
Related Party Transaction [Line Items]
Shares vested		84,000,000
Chief Executive Officer [Member] | Independent Contractor Agreement [Member] | ShareBased Compensation Award At The End of 8 Month [Member]
Related Party Transaction [Line Items]
Shares vested		14,000,000
Board of Directors Chairman [Member] | Written Consulting Agreement [Member]
Related Party Transaction [Line Items]
Compensation paid			$ 5,000,000
Consultant [Member]
Related Party Transaction [Line Items]
Shares granted to consultant	45,000,000				45,000,000
Mr. Beifuss [Member]
Related Party Transaction [Line Items]
Accounts payable - related party						$ 20,000							10,000	$ 20,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Accrued expense													$ 240,000	20,000
Fees payable						$ 10,000								$ 10,000